Paradigm Value Fund
		Schedule of Investments
		September 30, 2023 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Air Courier Services
37,000	Air Transport Services Group, Inc. *		$ 772,190	1.63%

Aircraft Parts & Auxiliary Equipment, NEC
10,000	Ducommun Incorporated *		435,100	0.92%

Communications Services, NEC
30,000	Calix, Inc. *		1,375,200	2.91%

Computer Communications Equipment
124,300	A10 Networks, Inc.		1,868,229
40,000	Extreme Networks, Inc. *		968,400
			2,836,629	6.00%

Electrical Work
13,800	EMCOR Group Inc.		2,903,382	6.14%

Industrial Organic Chemicals
21,700	Sensient Technologies Corporation		1,269,016	2.68%

Laboratory Analytical Instruments
12,500	Revvity, Inc.		1,383,750	2.93%

Measuring & Controlling Devices, NEC
10,000	Onto Innovation Inc. *		1,275,200	2.70%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
69,510	Summit Materials, Inc. - Class A		2,164,541	4.58%

Motor Vehicle Parts & Accessories
30,000	Modine Manufacturing Company *		1,372,500	2.90%

National Commercial Banks
32,000	First Merchants Corporation		890,240
15,000	National Bank Holdings Corporation - Class A		446,400
			1,336,640	2.83%

Pharmaceutical Preparations
20,000	Harrow, Inc. *		287,400	0.61%

Printed Circuit Boards
15,000	Jabil, Inc.		1,903,350	4.02%

Radio & Tv Broadcasting & Communications Equipment
10,000	Aviat Networks Inc. *		312,000
36,100	Comtech Telecommunications Corp.		315,875
			627,875	1.33%
Retail - Catalog & Mail-Order Houses
7,000	Insight Enterprises, Inc. *		1,018,500	2.15%

Retail - Family Clothing Stores
67,600	American Eagle Outfitters, Inc.		1,122,836	2.37%

Retail - Retail Stores, NEC
6,000	IAC Inc. *		302,340	0.64%

Retail - Shoe Stores
51,000	Designer Brands Inc. - Class A		645,660
22,600	Foot Locker, Inc.		392,110
			1,037,770	2.19%

Semiconductors & Related Devices
44,600	Kulicke & Soffa Industries Inc. (Singapore)		2,168,898
11,700	Qorvo, Inc. *		1,116,999
			3,285,897	6.95%

Services - Business Services, NEC
5,900	Concentrix Corp.		472,649
150,000	Conduent Incorporated *		522,000
			994,649	2.10%

Services - Computer Integrated Systems Design
20,000	Nextgen Healthcare Inc. *		474,600	1.00%

Services - Help Supply Services
36,500	Kforce Inc.		2,177,590	4.60%

Services - Home Health Care Services
18,900	Addus HomeCare Corporation *		1,610,091	3.40%

Services - Management Services
30,000	R1 RCM Inc. *		452,100	0.96%

Services - Medical Laboratories
29,000	RadNet, Inc. *		817,510	1.73%

Services - Prepackaged Software
6,666	Consensus Cloud Solutions, Inc. *		167,850	0.35%

Services - Skilled Nursing Care Facilities
10,000	The Ensign Group, Inc.		929,300	1.96%

Services - Services, NEC
50,000	Enviri Corporation *		361,000	0.76%

Special Industry Machinery (No Metalworking Machinery)
3,500	Kadant Inc.		789,425	1.67%

Special Industry Machinery, NEC
28,100	Azenta, Inc. *		1,410,339
20,000	Veeco Instruments Inc. *		562,200
			1,972,539	4.17%

State Commercial Banks
9,000	Banner Corporation		381,420
21,000	Renasant Corporation		549,990
			931,410	1.97%

Surgical & Medical Instruments & Apparatus
20,000	Orthofix Medical Inc. *		257,200	0.54%

Telegraph & Other Message Communications
7,200	Ziff Davis Inc. *		458,568	0.97%

Telephone & Telegraph Apparatus
40,000	ADTRAN Holdings, Inc.		329,200
6,000	Fabrinet (Thailand) *		999,720
200,000	Infinera Corp. *		836,000
			2,164,920	4.58%

Transportation Services
9,900	GATX Corp.		1,077,417	2.28%

Water, Sewer, Pipeline, Comm & Power Line Construction
18,000	Primoris Services Corporation		589,140	1.25%

Wholesale - Computers & Peripheral Equipment & Software
10,832	TD SYNNEX Corporation		1,081,683	2.29%

Total for Common Stocks (Cost $17,400,187)			44,017,108	93.06%

REAL ESTATE INVESTMENT TRUSTS
10,950	Mid-America Apartment Communities Inc.		1,408,718
Total for Real Estate Investment Trusts (Cost $306,603)			1,408,718	2.98%

MONEY MARKET FUNDS
1,838,500	SEI Daily Income Trust Government Fund Institutional 5.04% **		1,838,500	3.89%
Total for Money Market Funds (Cost $1,838,500)

Total Investment Securities			47,264,326	99.93%
	(Cost $19,545,290)

Other Assets in Excess of Liabilities			34,903	0.07%

Net Assets			$ 47,299,229	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2023.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at September 30, 2023, was $19,545,290. At September 30, 2023, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

	Unrealized Appreciation		$ 28,185,415
	Unrealized Depreciation		(466,379)
	Unrealized Appreciation		$ 27,719,036

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Committee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Committee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Valuation Committee, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Valuation Committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the Investment Company Act of 1940 and oversees the Valuation Committee.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2023:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 44,017,108	$ -	$ -	$ 44,017,108
Real Estate Investment Trusts	1,408,718	-	-	1,408,718
Money Market Funds	1,838,500	-	-	1,838,500
Total	$ 47,264,326	$ -	$ -	$ 47,264,326

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal quarter ended September 30, 2023.